Subsequent Event - Additional Information (Detail) (Convertible Notes Payable [Member], USD $)	Jan. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Subsequent Event [Line Items]
Additional notes issued	$ 175,000	$ 880,584	$ 1,270,000	$ 2,000,000	$ 3,250,000	$ 2,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Additional notes issued	$ 175,000